Deposits and Other Current Assets, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Deposits And Other Current Assets, Net [Line Items]
Allowance for doubtful accounts	$ 21,146	$ 14,237
Prepayment balance	480,000
Deposit [Member]
Deposits And Other Current Assets, Net [Line Items]
Allowance for doubtful accounts